Financial Instruments - Summary of Cash Flow Hedges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (2,496)	£ (2,623)
€550m loan notes and €550m interest rate swaps maturing 2020 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (466)	(494)
Fixed rate	2.50%
Floating rate	LIBOR+ 1.1%
€500m bond and €500m interest rate swaps maturing 2021 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (423)	(449)
Fixed rate	0.40%
Floating rate	LIBOR+ 0.3%
$700m bond and $700m interest rate swaps maturing 2023 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (528)	(549)
Fixed rate	3.50%
Floating rate	LIBOR+ 0.8%
€500m bond and €500m interest rate swaps maturing 2024 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (423)	(449)
Fixed rate	1.00%
Floating rate	LIBOR+ 0.7%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (505)	(525)
Fixed rate	1.30%
Floating rate	LIBOR+ 1.3%
$200m bond and $200m interest rate swaps maturing 2027 [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Principal amount £m	£ (151)	£ (157)
Fixed rate	7.20%
Floating rate	LIBOR+ 5.8%